STOCKHOLDERS' EQUITY (Details) - Schedule of net proceeds of the Offering	12 Months Ended
Dec. 31, 2019 USD ($)
Gross Proceeds:
Initial Closing	$ 6,065,000
Second Closing	515,000
Third Closing	634,000
Total	7,214,000
Offering Costs:
Placement Agent fees	(721,400)
Other offering costs	(382,878)
Net Proceeds	$ 6,109,722